Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	Strategic Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000737520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
Dreyfus Conservative Allocation Fund (Prospectus Summary) | Dreyfus Conservative Allocation Fund | Dreyfus Conservative Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCALX
Dreyfus Moderate Allocation Fund (Prospectus Summary) | Dreyfus Moderate Allocation Fund | Dreyfus Moderate Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDAX
Dreyfus Growth Allocation Fund (Prospectus Summary) | Dreyfus Growth Allocation Fund | Dreyfus Growth Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGALX